UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS Alternative Asset Allocation Fund
	Shares	Value ($)
Mutual Funds 82.0%
DWS Disciplined Market Neutral Fund "Institutional"* (a)	10,807,650	103,645,362
DWS Emerging Markets Equity Fund "Institutional" (a)	504,355	8,347,068
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	29,090,377	96,289,149
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	4,986,659	56,648,446
DWS Floating Rate Fund "Institutional" (a)	8,960,684	84,320,038
DWS Global Inflation Fund "Institutional" (a)	6,610,876	72,917,963
DWS Gold & Precious Metals Fund "Institutional" (a)	494,653	6,816,323
DWS RREEF Global Infrastructure Fund "Institutional" (a)	6,072,192	71,591,148
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	8,160,210	65,934,497

Total Mutual Funds (Cost $522,754,358)		566,509,994
Exchange-Traded Funds 16.6%
iShares S&P Global Timber & Forestry Index Fund	90,288	4,084,629
iShares S&P U.S. Preferred Stock Index Fund	772,316	30,599,160
Market Vectors Agribusiness Fund	590,541	31,156,943
SPDR Barclays Capital Convertible Securities	524,248	21,127,194
WisdomTree Emerging Markets Local Debt Fund	519,623	27,763,457

Total Exchange-Traded Funds (Cost $108,658,241)		114,731,383
Cash Equivalents 0.7%
Central Cash Management Fund, 0.15% (a) (b) (Cost $4,384,530)	4,384,530	4,384,530

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $635,797,129) †	99.3	685,625,907
Other Assets and Liabilities, Net	0.7	5,128,447

Net Assets	100.0	690,754,354

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $689,654,669.  At December 31, 2012, net unrealized depreciation for all securities based on tax cost was $4,028,762.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,906,320 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $56,935,082.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended December 31, 2012 is as follows:

Affiliate	Value ($) at 3/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distribu-tions ($)	Capital Gain Distribu-tions ($)	Value ($) at 12/31/2012
DWS Disciplined Market Neutral Fund	115,094,278	8,640,000	19,920,000	(268,839)	—	—	103,645,362
DWS Emerging Markets Equity Fund	41,064,834	1,244,878	31,950,000	(4,877,486)	122,840	—	8,347,068
DWS Enhanced Commodity Strategy Fund	103,038,072	16,332,052	18,900,000	(6,983,828)	1,342,052	—	96,289,149
DWS Enhanced Emerging Markets Fixed Income Fund	54,330,797	3,753,949	6,280,000	(297,941)	1,578,949	—	56,648,446
DWS Floating Rate Fund	74,705,634	12,561,814	3,845,000	(102,128)	2,901,814	—	84,320,038
DWS Global Inflation Fund	66,032,917	11,911,792	6,710,000	(25,482)	659,670	1,187,122	72,917,963
DWS Gold & Precious Metals Fund	—	7,052,361	—	—	72,361	—	6,816,323
DWS RREEF Global Infrastructure Fund	68,295,039	7,107,994	9,770,000	384,170	1,409,395	648,599	71,591,148
DWS RREEF Global Real Estate Securities Fund	75,320,917	6,115,544	20,580,000	675,127	3,950,544	—	65,934,497
Central Cash Management Fund	8,528,512	150,339,555	154,483,537	—	—	—	4,384,530
	606,411,000	225,059,939	272,438,537	(11,496,407)	12,037,625	1,835,721	570,894,524

(b) The rate shown is the annualized seven-day yield at period end.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

At December 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/20/2013	419	57,093,857	(464,915)
10 Year U.S. Treasury Note	USD	3/19/2013	149	19,784,406	(42,204)
Federal Republic of Germany Euro-Schatz	EUR	3/7/2013	601	87,940,210	78,779
United Kingdom Long Gilt Bond	GBP	3/26/2013	220	42,499,509	30,860
Total net unrealized depreciation					(397,480)

At December 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2013	331	42,387,887	(98,389)
10 Year Japanese Government Bond	JPY	3/11/2013	8	13,264,847	94,518
2 Year U.S. Treasury Note	USD	3/28/2013	439	96,785,781	(46,940)
Federal Republic of Germany Euro-Bund	EUR	3/7/2013	303	58,248,003	(585,427)
Total net unrealized depreciation					(636,238)

At December 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	16,754,567	CHF	15,360,000	1/25/2013	45,959	UBS AG
USD	6,429,001	NOK	35,990,000	1/25/2013	41,479	UBS AG
USD	11,190,260	SEK	74,400,000	1/25/2013	244,451	UBS AG
NZD	4,350,000	USD	3,633,181	1/25/2013	43,236	UBS AG
USD	9,476,498	GBP	5,840,000	1/25/2013	9,727	UBS AG
AUD	7,600,000	USD	7,904,912	1/25/2013	25,558	UBS AG
JPY	1,255,890,000	USD	14,587,597	1/25/2013	89,110	UBS AG
Total unrealized appreciation					499,520

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	9,160,693	NZD	10,870,000	1/25/2013	(189,958)	UBS AG
USD	10,766,933	AUD	10,230,000	1/25/2013	(160,907)	UBS AG
EUR	15,690,000	USD	20,674,788	1/25/2013	(39,123)	UBS AG
USD	14,288,583	CAD	14,120,000	1/25/2013	(99,811)	UBS AG
USD	30,654,327	JPY	2,568,470,000	1/25/2013	(1,002,900)	UBS AG
GBP	15,570,000	USD	25,178,232	1/25/2013	(112,955)	UBS AG
SEK	23,320,000	USD	3,504,791	1/25/2013	(79,315)	UBS AG
NOK	40,210,000	USD	7,156,842	1/25/2013	(72,332)	UBS AG
CHF	11,260,000	USD	12,314,086	1/25/2013	(1,925)	UBS AG
Total unrealized depreciation					(1,759,226)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Mutual Funds	$566,509,994	$—	$—	$566,509,994
Exchange-Traded Funds	114,731,383	—	—	114,731,383
Short-Term Investments	4,384,530	—	—	4,384,530
Derivatives(c)
Futures	204,157	—	—	204,157
Forward Foreign Currency Exchange Contracts	—	499,520	—	499,520
Total	$685,830,064	$499,520	$—	$686,329,584
Liabilities
Derivatives(c)
Futures Contracts	$(1,237,875)	$—	$—	$(1,237,875)
Forward Foreign Currency Exchange Contracts	—	(1,759,226)	—	(1,759,226)
Total	$(1,237,875)	$(1,759,226)	$—	$(2,997,101)

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.
(c)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$(1,259,706)
Interest Rate Contracts	$(1,033,718)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013